RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2025
RESTRICTED ASSETS
RESTRICTED ASSETS

21.    RESTRICTED ASSETS

As of December 31, 2025 and 2024, the following Grupo Supervielle’s assets are restricted:

Item	12/31/2025	12/31/2024
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	77,367,345	71,397,982
Guarantee deposits for currency forward transactions	165,682,493	95,292,440
Guarantee deposits for credit cards transactions	15,463,005	15,236,816
Other guarantee deposits	17,414,617	37,576,059
	275,927,460	219,503,297

Within restricted availability assets there are $405,235,612 and $11,170,041 respectively, forward purchases through repo transactions.